UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
1/31/10 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value

Aerospace and defense (3.3%)
Goodrich Corp. (S)	372,600	$23,067,666
L-3 Communications Holdings, Inc.	212,800	17,734,752
Lockheed Martin Corp. (S)	209,700	15,626,844
Precision Castparts Corp.	49,000	5,157,250
Raytheon Co.	1,062,800	55,722,604
United Technologies Corp.	732,100	49,402,108
		166,711,224

Airlines (0.3%)
UAL Corp. (NON)	1,047,700	12,813,371
		12,813,371

Automotive (0.2%)
Ford Motor Co. (NON) (S)	736,410	7,982,684
		7,982,684

Banking (9.8%)
Bank of America Corp.	6,120,114	92,903,331
Bank of New York Mellon Corp. (The) (S)	1,682,700	48,949,743
JPMorgan Chase & Co.	3,312,082	128,972,473
PNC Financial Services Group, Inc. (S)	459,500	25,470,085
State Street Corp.	1,200,800	51,490,304
SunTrust Banks, Inc. (S)	1,198,975	29,171,062
U.S. Bancorp (S)	1,029,300	25,814,844
Wells Fargo & Co.	3,355,579	95,399,111
		498,170,953

Beverage (0.8%)
Coca-Cola Co. (The) (S)	253,200	13,736,100
Coca-Cola Enterprises, Inc.	1,406,000	28,387,140
		42,123,240

Biotechnology (1.2%)
Amgen, Inc. (NON)	792,500	46,345,400
Genzyme Corp. (NON)	287,400	15,594,324
		61,939,724

Broadcasting (0.3%)
CBS Corp. Class B (S)	1,085,653	14,037,493
Liberty Media - Starz Ser. A (NON)	74,040	3,472,476
		17,509,969

Building materials (0.5%)
Masco Corp. (S)	736,000	9,980,160
Owens Corning, Inc. (NON) (S)	515,300	13,258,669
		23,238,829

Cable television (3.1%)
Comcast Corp. Class A	2,278,400	36,067,072
DIRECTV Class A (NON) (S)	1,505,325	45,686,614
DISH Network Corp. Class A	1,691,800	30,892,268
Time Warner Cable, Inc. (S)	982,680	42,835,021
		155,480,975

Chemicals (2.0%)
Dow Chemical Co. (The) (S)	1,966,500	53,272,485
E.I. du Pont de Nemours & Co. (S)	1,498,500	48,866,085
		102,138,570

Combined utilities (0.3%)
El Paso Corp.	1,672,400	16,974,860
		16,974,860

Commercial and consumer services (0.3%)
AerCap Holdings NV (Netherlands) (NON)	636,900	5,572,875
Alliance Data Systems Corp. (NON) (S)	201,000	11,951,460
		17,524,335

Communications equipment (2.2%)
Cisco Systems, Inc. (NON)	1,997,857	44,891,847
Harris Corp.	165,900	7,120,428
Motorola, Inc. (NON)	5,008,274	30,800,885
Nokia Corp. ADR (Finland) (S)	871,200	11,926,728
Qualcomm, Inc.	480,900	18,846,471
		113,586,359

Computers (2.2%)
Apple, Inc. (NON)	37,500	7,204,500
EMC Corp. (NON)	1,696,900	28,287,323
Hewlett-Packard Co.	700,100	32,953,707
IBM Corp.	267,200	32,702,608
Lexmark International, Inc. Class A (NON) (S)	470,000	12,121,300
		113,269,438

Conglomerates (3.0%)
3M Co.	134,445	10,821,478
General Electric Co.	5,273,320	84,794,986
Honeywell International, Inc.	445,700	17,221,848
SPX Corp.	177,400	9,657,656
Tyco International, Ltd.	769,642	27,268,416
		149,764,384

Construction (0.1%)
Chicago Bridge & Iron Co., NV (Netherlands) (NON)	289,969	5,883,471
		5,883,471

Consumer finance (0.4%)
American Express Co.	253,400	9,543,044
Capital One Financial Corp. (S)	313,900	11,570,354
		21,113,398

Consumer goods (1.4%)
Energizer Holdings, Inc. (NON)	1,527	84,749
Estee Lauder Cos., Inc. (The) Class A (S)	226,311	11,885,854
Kimberly-Clark Corp.	122,700	7,287,153
Newell Rubbermaid, Inc. (S)	674,100	9,147,537
Procter & Gamble Co. (The)	713,900	43,940,545
		72,345,838

Electric utilities (4.0%)
Ameren Corp.	595,100	15,204,805
American Electric Power Co., Inc. (S)	1,003,848	34,783,333
Edison International	1,122,300	37,395,036
Entergy Corp.	288,115	21,986,056
Exelon Corp.	281,623	12,847,641
Great Plains Energy, Inc.	805,141	14,379,818
NV Energy, Inc.	1,293,000	14,895,360
PG&E Corp. (S)	1,163,200	49,133,568
		200,625,617

Electrical equipment (0.6%)
Emerson Electric Co.	784,600	32,592,284
		32,592,284

Electronics (1.1%)
Integrated Device Technology, Inc. (NON)	1,570,857	8,906,759
Micron Technology, Inc. (NON) (S)	1,615,300	14,085,416
Texas Instruments, Inc.	1,518,300	34,161,750
		57,153,925

Energy (oil field) (2.5%)
Halliburton Co.	1,494,600	43,657,266
Schlumberger, Ltd.	498,300	31,622,118
Smith International, Inc. (S)	517,500	15,690,600
Transocean, Ltd. (Switzerland) (NON)	274,100	23,227,234
Weatherford International, Ltd. (Switzerland) (NON)	850,978	13,343,335
		127,540,553

Engineering and construction (0.4%)
Fluor Corp.	410,100	18,593,934
		18,593,934

Environmental (0.2%)
Foster Wheeler AG (NON)	283,901	7,943,550
		7,943,550

Food (1.9%)
Campbell Soup Co. (S)	240,400	7,959,644
Dean Foods Co. (NON)	447,600	7,891,188
General Mills, Inc. (S)	305,200	21,763,812
Kellogg Co. (S)	316,500	17,223,930
Kraft Foods, Inc. Class A (S)	1,432,162	39,613,601
		94,452,175

Health-care services (1.9%)
Aetna, Inc.	759,500	22,762,215
AmerisourceBergen Corp.	226,600	6,177,116
Cardinal Health, Inc.	363,032	12,005,468
McKesson Corp.	82,700	4,864,414
Omnicare, Inc. (S)	484,700	12,117,500
WellPoint, Inc. (NON)	579,000	36,893,880

		94,820,593

Homebuilding (0.8%)
D.R. Horton, Inc. (S)	892,800	10,526,112
Pulte Homes, Inc. (S) (NON)	1,433,007	15,075,234
Toll Brothers, Inc. (NON)	690,900	12,760,923
		38,362,269

Insurance (7.3%)
ACE, Ltd.	1,061,200	52,285,324
Aflac, Inc.	1,247,600	60,421,268
Assured Guaranty, Ltd. (Bermuda)	1,152,980	26,126,527
Chubb Corp. (The)	440,675	22,033,750
Everest Re Group, Ltd.	429,320	36,809,897
Hartford Financial Services Group, Inc. (The)	881,700	21,151,983
Loews Corp.	535,200	19,144,104
Marsh & McLennan Cos., Inc.	851,100	18,349,716
MetLife, Inc.	606,200	21,410,984
Prudential Financial, Inc.	231,000	11,547,690
RenaissanceRe Holdings, Ltd.	203,800	11,041,884
Travelers Cos., Inc. (The)	1,113,500	56,421,045
XL Capital, Ltd. Class A (S)	748,200	12,547,314
		369,291,486

Investment banking/Brokerage (1.5%)
Goldman Sachs Group, Inc. (The)	337,293	50,162,215
Morgan Stanley	1,022,200	27,374,516
		77,536,731

Lodging/Tourism (0.9%)
Marriott International, Inc. Class A (S)	289,344	7,589,493
Wyndham Worldwide Corp. (S)	1,757,080	36,881,109
		44,470,602

Machinery (0.7%)
Cummins, Inc. (S)	263,000	11,877,080
Deere (John) & Co.	120,100	5,998,995
Parker-Hannifin Corp.	279,700	15,638,027
		33,514,102

Media (2.5%)
Time Warner, Inc.	1,805,500	49,560,975
Viacom, Inc. Class B (NON)	1,375,400	40,079,156
Walt Disney Co. (The)	1,261,300	37,271,415
		126,911,546

Medical technology (3.9%)
Baxter International, Inc.	561,100	32,313,749
Boston Scientific Corp. (NON) (S)	2,916,887	25,172,735
Covidien PLC (Ireland)	644,067	32,564,028
Hospira, Inc. (NON)	833,500	42,208,440
Medtronic, Inc.	826,000	35,427,140
St. Jude Medical, Inc. (NON)	755,400	28,501,242
		196,187,334

Metals (1.6%)
Alcoa, Inc.	1,475,200	18,779,296
Freeport-McMoRan Copper & Gold, Inc. Class B (NON) (S)	266,500	17,772,885
Nucor Corp. (S)	438,000	17,870,400
Steel Dynamics, Inc. (S)	1,123,500	17,054,730
United States Steel Corp. (S)	230,466	10,239,604
		81,716,915

Oil and gas (12.1%)
Anadarko Petroleum Corp.	584,700	37,292,166
BP PLC ADR (United Kingdom) (S)	470,500	26,404,460
Chevron Corp.	2,221,100	160,185,732
ConocoPhillips	465,600	22,348,800
EOG Resources, Inc. (S)	138,900	12,559,338
Exxon Mobil Corp. (S)	1,853,895	119,446,455
Marathon Oil Corp.	677,700	20,202,237
Newfield Exploration Co. (NON) (S)	740,000	36,215,600
Nexen, Inc. (Canada)	1,120,500	24,583,770
Noble Energy, Inc. (S)	206,600	15,276,004
Occidental Petroleum Corp.	882,814	69,159,649
Total SA ADR (France)	412,700	23,767,393
Valero Energy Corp.	418,500	7,708,770
XTO Energy, Inc.	845,200	37,670,564
		612,820,938

Pharmaceuticals (6.3%)
Abbott Laboratories	829,000	43,887,260
Eli Lilly & Co. (S)	205,700	7,240,640
Johnson & Johnson	1,157,800	72,779,308
Merck & Co., Inc. (S)	809,391	30,902,548
Pfizer, Inc.	8,879,845	165,697,908
		320,507,664

Power producers (0.1%)
AES Corp. (The) (NON)	611,300	7,720,719
		7,720,719

Publishing (0.4%)
Gannett Co., Inc. (S)	1,159,400	18,724,310
		18,724,310

Real estate (0.1%)
Chimera Investment Corp. (R) (S)	804,332	3,152,981
		3,152,981

Regional Bells (2.7%)
AT&T, Inc.	2,811,200	71,292,032
Verizon Communications, Inc.	2,313,759	68,070,790
		139,362,822

Restaurants (0.4%)
McDonald's Corp.	334,400	20,876,592
		20,876,592

Retail (5.5%)
CVS Caremark Corp.	1,484,200	48,043,554
Home Depot, Inc. (The) (S)	926,650	25,955,467
Lowe's Cos., Inc.	1,275,500	27,614,575
Macy's, Inc. (S)	2,021,100	32,196,123
Nordstrom, Inc.	600,800	20,751,632
Staples, Inc. (S)	691,700	16,227,282
Supervalu, Inc. (S)	1,120,700	16,485,497
Target Corp.	492,400	25,245,348
TJX Cos., Inc. (The) (S)	344,200	13,083,042
Wal-Mart Stores, Inc.	821,400	43,887,402
Walgreen Co. (S)	191,900	6,917,995
		276,407,917

Schools (0.6%)
Apollo Group, Inc. Class A (NON)	482,100	29,210,439
		29,210,439

Semiconductor (1.3%)
ASM Holding NV (NY Reg Shares) (Netherlands) (S)	499,200	15,600,000
Atmel Corp. (NON)	4,536,700	21,050,288
Formfactor, Inc. (NON) (S)	984,447	15,229,395
KLA-Tencor Corp. (S)	359,900	10,149,180
Lam Research Corp. (NON) (S)	176,300	5,819,663
		67,848,526

Software (2.3%)
CA, Inc.	679,500	14,976,180
Electronic Arts, Inc. (NON) (S)	939,200	15,290,176
Longtop Financial Technologies Ltd. ADR (China) (NON)
(S)	354,400	12,283,504
Microsoft Corp.	2,099,700	59,169,546
Oracle Corp.	541,700	12,491,602
		114,211,008

Telecommunications (0.1%)
America Movil SAB de CV ADR Ser. L (Mexico) (S)	168,300	7,346,295
		7,346,295

Tobacco (1.7%)
Altria Group, Inc.	1,388,300	27,571,638
Lorillard, Inc.	336,400	25,465,480
Philip Morris International, Inc.	696,400	31,693,162
		84,730,280

Waste Management (0.3%)
Waste Management, Inc. (S)	479,400	15,364,770
		15,364,770
Total common stocks (cost $4,186,603,036)		$4,918,570,499

CONVERTIBLE PREFERRED STOCKS (1.2%)(a)
	Shares	Value

Bank of America Corp. 10.00% cv. pfd. (NON)	3,242,880	$48,967,488
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.	103,543	10,186,043

Total convertible preferred stocks (cost $58,714,790)		$59,153,531

INVESTMENT COMPANIES (0.3%)(a)
	Shares	Value

KKR Private Equity Investors LP (Unit) (NON)	1,415,977	$13,979,556

Total investment companies (cost $9,291,675)		$13,979,556

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	$6,695,000	$8,957,910

Total convertible bonds and notes (cost $6,695,000)		$8,957,910

SHORT-TERM INVESTMENTS (16.9%)(a)
	Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.09% to 0.27% and
due dates ranging from February 1, 2010 to
March 23, 2010 (d)	$781,682,464	$781,608,852
Putnam Money Market Liquidity Fund (e)	77,020,757	77,020,757

Total short-term investments (cost $858,629,609)		$858,629,609

TOTAL INVESTMENTS

Total investments (cost $5,119,934,110)(b)		$5,859,291,105

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $5,066,054,581.

(b) The aggregate identified cost on a tax basis is $5,279,196,350, resulting in gross unrealized appreciation and depreciation of $830,301,241 and $250,206,486, respectively, or net unrealized appreciation of $580,094,755.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2010, the value of securities loaned amounted to $746,078,863. Certain of these securities were sold prior to period-end. The fund received cash collateral of $781,608,852 which is pooled with collateral of other Putnam funds into 37 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $37,712 for the period ended January 31, 2010. During the period ended January 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $203,027,566 and $212,212,484, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at January 31, 2010.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At January 31, 2010, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820, Fair Value Measurements and Disclosures, establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2010:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	189,738,956	--	--

Capital goods	274,719,864	--	--

Communication services	302,190,092	--	--

Conglomerates	149,764,384	--	--

Consumer cyclicals	499,685,415	--	--

Consumer staples	415,185,610	--	--

Energy	740,361,491	--	--

Financials	969,265,549	--	--

Health care	673,455,315	--	--

Technology	466,069,256	--	--

Transportation	12,813,371	--	--

Utilities and power	225,321,196	--	--

Total common stocks	4,918,570,499	--	--

Convertible bonds and notes	--	8,957,910	--

Convertible preferred stocks	48,967,488	10,186,043	--

Investment Companies	--	13,979,556	--

Short-term investments	77,020,757	781,608,852	--

Totals by level	$5,044,558,744	$814,732,361	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: March 31, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 31, 2010